Trade and Other Receivables - Summary of Changes in the Allowance for Expected Credit Losses (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	₱ 14,621
Balances at end of the year	14,425	₱ 14,621
Trade and Other Receivables [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	13,835	16,251
Provisions and other adjustments	5,156	3,737
Reclassifications and reversals	501	7
Write-offs	(5,896)	(6,183)
Translation adjustments	65	23
Balances at end of the year	13,661	13,835
Trade and Other Receivables [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,038	3,960
Provisions and other adjustments	1,213	(898)
Reclassifications and reversals	(56)	(6)
Write-offs		(35)
Translation adjustments	41	17
Balances at end of the year	4,236	3,038
Trade and Other Receivables [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	10,797	12,291
Provisions and other adjustments	3,943	4,635
Reclassifications and reversals	557	13
Write-offs	(5,896)	(6,148)
Translation adjustments	24	6
Balances at end of the year	9,425	10,797
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,573	2,433
Provisions and other adjustments	782	(820)
Reclassifications and reversals	(489)	(5)
Write-offs		(35)
Balances at end of the year	1,866	1,573
Trade and Other Receivables [Member] | Retail subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	6,466	7,557
Provisions and other adjustments	3,420	3,516
Reclassifications and reversals	578	86
Write-offs	(5,441)	(4,693)
Balances at end of the year	5,023	6,466
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	1,378	1,380
Provisions and other adjustments	427	(18)
Reclassifications and reversals	(129)	(1)
Translation adjustments	41	17
Balances at end of the year	1,717	1,378
Trade and Other Receivables [Member] | Corporate subscribers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	3,330	3,478
Provisions and other adjustments	489	1,045
Reclassifications and reversals	(27)	(31)
Write-offs	(434)	(1,168)
Translation adjustments	24	6
Balances at end of the year	3,382	3,330
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year		9
Provisions and other adjustments	1	(9)
Balances at end of the year	1
Trade and Other Receivables [Member] | Foreign administrations [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	121	227
Provisions and other adjustments	33	4
Reclassifications and reversals		(12)
Write-offs	(21)	(98)
Balances at end of the year	133	121
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year		3
Provisions and other adjustments		(3)
Trade and Other Receivables [Member] | Domestic carriers [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	14	58
Provisions and other adjustments	(13)	8
Write-offs		(52)
Balances at end of the year	1	14
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 2 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	87	135
Provisions and other adjustments	3	(48)
Reclassifications and reversals	562
Balances at end of the year	652	87
Trade and Other Receivables [Member] | Dealers agents and others [Member] | Stage 3 [Member]
Disclosure Of Financial Assets [Line Items]
Balances at beginning of the year	866	971
Provisions and other adjustments	14	62
Reclassifications and reversals	6	(30)
Write-offs		(137)
Balances at end of the year	₱ 886	₱ 866